Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Current portion of convertible debt discount	$ 28,317	$ 16,980	$ 0
Convertible debt, unamortized debt discount	1,098,855	1,291,892	78,556
Convertible debt, unamortized warrant discount	292,694	363,663	0
Net financing costs	$ 1,080,924	$ 1,287,109	$ 457,886
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,000,000	4,000,000	4,000,000
Preferred stock, shares Designated	1,000	1,000	1,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	100,000,000
Common stock, shares issued	97,070,603	89,242,624	75,483,456
Common stock, shares outstanding	97,070,603	89,242,624	75,483,456
Common stock issued for services	1,100,000	1,249,998
Common stock issued for services, par value	$ 0.001	$ 0.001
Series A preferred stock
Preferred stock, shares issued	1,000	1,000	0
Preferred stock, shares outstanding	1,000	1,000	0